Subsequent events (Details) € / shares in Units, € in Thousands						1 Months Ended	12 Months Ended
	Apr. 04, 2024 EUR (€) shares € / shares	Jan. 30, 2024 shares	Jan. 01, 2024 EUR (€) store	Jul. 28, 2023 € / shares	Jul. 28, 2022 € / shares	Feb. 28, 2021 shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Feb. 29, 2024 EUR (€)	Feb. 08, 2024 employee squareMeter
Disclosure of non-adjusting events after reporting period [line items]
Number of other equity instruments granted in share based payment arrangement (in shares) | shares						2,520,000
Dividends paid (in EUR per share) | € / shares				€ 0.10	€ 0.09
Dividends recognised as distributions to owners | €							€ 31,099	€ 26,039	€ 650
Major business combination | Ermenegildo Zegna Korea Co. Ltd
Disclosure of non-adjusting events after reporting period [line items]
Number of retail stores acquired | store			15
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid (in EUR per share) | € / shares	€ 0.12
Dividends recognised as distributions to owners | €	€ 30,000
Major ordinary share transactions | Zegna Ordinary Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of other equity instruments granted in share based payment arrangement (in shares) | shares	588,000
Major ordinary share transactions | Zegna Ordinary Shares | Initial Public Offering Performance Share Units | Chief Operating Officer
Disclosure of non-adjusting events after reporting period [line items]
Number of other equity instruments granted in share based payment arrangement (in shares) | shares		360,000
Major ordinary share transactions | Zegna Ordinary Shares | Initial Public Offering Performance Share Units | Management
Disclosure of non-adjusting events after reporting period [line items]
Number of other equity instruments granted in share based payment arrangement (in shares) | shares		430,000
Major purchases of assets
Disclosure of non-adjusting events after reporting period [line items]
Number of square meters | squareMeter											12,500
Number of employees transferred | employee											300
Land | €										€ 8,500
Ermenegildo Zegna Korea Co. Ltd | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting interests acquired			100.00%
Cash consideration | €			€ 9,000